Commitments (Details Narrative) $ in Thousands	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 CAD ($) shares
IfrsStatementLineItems [Line Items]
Issue of common shares value		$ 3,871
Commitment issued of common shares | shares	527,260	527,260
Share based payment arrangement fair value	$ 565
Common shares [member]
IfrsStatementLineItems [Line Items]
Issue of common shares value	$ 1,300